Borrowings and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Disclosure of detailed information about borrowings

	As at	As at
	June	December
	2026	2025
US Dollar millions	Unaudited	Audited

Change in liabilities arising from financing activities:

Reconciliation of borrowings (excluding lease liabilities)
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:

Opening balance	2,044	1,984
Proceeds from borrowings (1)	199	285
Repayment of borrowings (2)	(650)	(245)
Finance costs paid on borrowings	(55)	(106)
Interest charged to the income statement	56	4
Gain on settlement of bonds (2)	(15)	—
Deferred loan fees	(1)	111
Translation	(7)	11
Closing balance	1,571	2,044

Borrowings
Non-current	1,559	2,025
Current	12	19
	1,571	2,044

Reconciliation of finance costs paid (excluding lease finance costs)
A reconciliation of the finance costs paid included in the statement of cash flows is set out in the following table:

Finance costs paid on borrowings	55	106
Interest paid on tax liability	—	46
Commitment fees, utilisation fees and other borrowing costs	6	12
Total finance costs paid	61	164

Reconciliation of lease liabilities
A reconciliation of the lease liabilities included in the statement of financial position is set out in the following table:

Opening balance	214	141
Lease liabilities recognised	30	160
Repayment of lease liabilities	(45)	(92)
Finance costs paid on lease liabilities	(9)	(17)
Interest charged to the income statement	9	18
Disposal of subsidiary	—	(6)
Translation	8	10
Closing balance	207	214

Lease liabilities
Non-current	156	155
Current	51	59
	207	214
(1)During the six months ended 30 June 2026, the Geita revolving loan funding increased with US$143.8m for facility A and TZS 131.5bn (US$50m) for facility B and was fully drawn at period end.
(2)During the six months ended 30 June 2026, the Group settled $558m principal amount of its outstanding 2028 Notes and $107m principal amount of its outstanding
2030 Notes with a cash settlement of $650m (exclusive of accrued interest). The gain of $15m on settlement of the bonds is recognised in other (expenses) income on the Group income statement.